Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

16 – INCOME TAXES

Net loss for the years ended December 31, 2025 and 2024, was as follows:

	December 31,
	2025	2024
Domestic	$(4,168,630)	$(41,380,390)
Foreign	(2,491,408)	(6,167,378)
Net Loss	$(6,660,038)	$(47,547,768)

Provision for income taxes for the years ended December 31, 2025 and 2024, consisted of the following:

	December 31,
	2025	2024
Current tax provision	$-	$-
Federal
State and local	670	15,325
Foreign	-	-
Total current tax provision	670	15,325
Deferred tax provision Federal	-	-
State and local	-	-
Foreign	-	-
Total deferred tax provision	-	-

Total provision for income taxes	$670	$15,325

Deferred tax assets (liabilities) consist of the following:

	December 31,
	2025	2024
Deferred tax assets
Stock options issued for services	$1,324,167	$1,160,726
Net Operating Loss Carryforwards	38,426,844	35,154,469
Section 174 Expenditures	2,893,510	2,483,764
R&D Tax Credits	6,775,130	6,818,064
Interest carryforward	-	954,073
Other	489,297	481,565
Total gross deferred tax assets	49,908,948	47,052,660
Less Valuation Allowance	(49,908,948)	(47,011,175)
Net deferred tax assets	$-	$41,485

Deferred tax liabilities
Right of Use Asset	-	(25,298)
Unrealized Fx gain (loss)	-	(776)
Other	-	(15,411)
Total gross deferred tax liabilities	$-	$(41,485)

Net deferred tax liabilities	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, the net deferred tax assets are fully offset by a valuation allowance at December 31, 2025 and 2024. The valuation allowance at December 31, 2025 and 2024 was $49,908,948 and $47,011,175, respectively.

Beginning in 2025 annual reporting, we adopted ASU 2023-09 prospectively. See Note 1 for additional details on the adoption of ASU 2023-09. A reconciliation of the U.S. federal statutory income tax rate to our effective tax rate pursuant to the disclosure requirements of ASU 2023-09 for the years ended December 31, 2025 and 2024 is as follows (in millions, except percentages):

	Year ended December 31,
	2025		2024
Federal income tax at the Statutory Rate	$(1,365,016)	21%	$(9,983,550)	21%
Earnout-Share Liability	(2,733,444)	42%	3,267,600	-7%
Permanent Items	-	-	601,187	-1%
Foreign	814,835	-13%	-249,400	1%
State Taxes	462,099	-7%	-128,873	0%
Return to Provision	-	-	6,128	0%
Other	(504,001)	8%	(314,779)	1%
Change in valuation allowance	3,326,197	-51%	6,817,012	-14%
Total tax (benefit) expense	$670	0%	$15,325	-

As of December 31, 2025, the Company had gross federal net operating loss carryforwards of approximately $127,674,536, resulting in a tax effected benefit of $26,811,652, which will be carried forward indefinitely. In addition, the Company has gross state net operating loss carryforwards of approximately $72,151,836 with an expected net tax impact $4,941,156. The state NOLs have varying expiration dates as determined by each state.

The Company also has net operating losses in the United Kingdom that can be carried forward indefinitely and utilized to offset future taxable income. The gross value of these NOLs is $26,696,144 with an anticipated future tax benefit of $6,674,036.

As of December 31, 2024, the Company has federal R&D credit carryforwards of $4,542,749 that will begin to expire in 2038. The Company has also reduced the anticipated future benefit of these credits by recording an uncertain tax benefit equal to 30% of the credit claimed.

IRC Section 382 imposes limitations on the use of net operating loss carryovers when the stock ownership of one or more 5% shareholders (shareholders owning 5% or more of the Company’s outstanding capital stock) has increased on a cumulative basis by more than 50 percentage points. As of December 31, 2025, the Company has not completed an analysis on the 382 limitation. A 382 limitation calculation will be considered prior to the usage of tax attributes.

The Company’s effective tax rate could also fluctuate due to changes in the valuation of its deferred tax assets or liabilities, or by changes in tax laws, regulations, and accounting principles.

The Company has evaluated both positive and negative evidences and determined that all of its worldwide deferred tax assets will not be realized for the foreseeable future. As a result, the valuation allowance is recorded against all existing deferred tax assets. The current business operations and resulting need for a valuation analysis will be considered annually.